March 4, 2014

VIA EDGAR CORRESPONDENCE
Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549
Attn:                Filing Desk
Re:	Pinnacle Financial Partners, Inc. (Commission File No. 000-31225)

Ladies and Gentlemen:
Pinnacle Financial Partners, Inc. (the “Company”) has electronically filed its proxy statement to be used in connection with its 2014 Annual Meeting of Stockholders to be held on April 15, 2014 (the “Proxy Statement”). In accordance with Item 10, Instruction 3 of Schedule 14A, the Pinnacle Financial Partners, Inc. 2014 Equity Incentive Plan (the “Plan”) is attached as Appendix A to the Proxy Statement.
On behalf of the Company, I hereby inform you, as supplemental information in accordance with Item 10, Instruction 5 of Schedule 14A, that the Company will file a Registration Statement on Form S‑8 with respect to the shares of the Company’s common stock to be registered pursuant to the Plan as soon as reasonably practicable upon stockholder approval and prior to the offering of any such shares.
Please feel free to call me at (615) 743-6105 should you have any questions or comments regarding this matter.

Sincerely,
/s/ Dana Sanders